Capital and reserves - Reconciliation of outstanding share options (Details)	1 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares
Capital and reserves
Outstanding at the beginning of the period | $		4,990,000	4,990,000
Granted during the year | $	2,228,375	546,822
Exercised during the year | $		(4,822,500)
Outstanding at the end of the period | $		714,322	4,990,000	4,990,000
Exercisable at the end of the period | $		167,500	2,495,000
Weighted average exercise price, beginning of the period | $ / shares		$ 1.00	$ 1.00
Weighted average exercise price, Granted | $ / shares		15.00
Weighted average exercise price, Exercised | $ / shares		0.75
Weighted average exercise price, ending of the period | $ / shares		8.04	1.00	$ 1.00
Weighted average exercise price, Exercisable | $ / shares		0.00	$ 1.00
Weighted average share price | $ / shares		$ 46.34
Weighted average contractual life of the outstanding options		3 years 8 months 12 days
Share-based compensation expense | $		$ 20,771,000	$ 490,000	$ 707,000